Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE

Pay Versus Performance Table
The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2021, 2022, 2023 and 2024, and our financial performance for each such fiscal year:

					Year-end value of $100 invested on 12/31/2019 in:
Year	Summary Compensation Table Total for PEO (1) $	Compensation Actually Paid to the PEO (1)(2)(3) $	Average Summary Compensation Table Total for Non-PEO NEOs (4) $	Average Compensation Actually Paid to Non-PEO NEOs (2)(3)(4) $	MRUS $	NASDAQ Biotech Index $	Net Income (in millions) $
2024	9,643,774	18,440,394	4,118,418	4,927,417	298.65	118.20	-215.3
2023	4,671,327	11,843,191	2,875,609	4,616,893	195.31	118.87	-154.9
2022	5,744,794	-2,256,931	1,997,552	-53,411	109.87	113.65	-131.2
2021	7,540,935	11,523,096	2,031,414	3,116,021	225.85	126.45	-66.8
2020	5,049,022	5,589,212	1,453,520	1,380,032	124.50	126.42	-85.5

(1) The PEO for all four fiscal years is Sven (Bill) Ante Lundberg
(2) Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	2024		2023		2022		2021		2020
	PEO	Average Non-CEO NEOs	PEO	Average Non-CEO NEOs	PEO	Average Non-CEO NEOs	PEO	Average Non-CEO NEOs	PEO	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$9,643,774	$4,118,418	$4,671,327	$2,875,609	$5,744,794	$1,997,552	$7,540,935	$2,031,414	$5,049,022	$1,453,520
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Amount added for current year service cost	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Amount added for prior service cost impacting current year	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

Total Adjustments for Pension	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(8,403,120)	$(3,517,770)	$(3,556,800)	$(2,244,060)	$(4,791,732)	$(1,367,010)	$(6,550,400)	$(1,389,468)	$(4,062,203)	$(840,427)
Year-end fair value of unvested awards granted in the current year	$9,678,636	$2,553,811	$7,479,906	$3,359,964	$2,381,092	$669,935	$7,516,254	$1,531,846	$4,598,303	$654,243
Change in Fair Value for Awards Granted During Any Prior Fiscal Year that were Outstanding and Unvested as of Fiscal Year-End	$3,276,478	$910,919	$2,154,165	$439,173	$(4,187,745)	$(949,302)	$2,568,931	$739,590	$14,919	$129,725

	2024		2023		2022		2021		2020
	PEO	Average Non-CEO NEOs	PEO	Average Non-CEO NEOs	PEO	Average Non-CEO NEOs	PEO	Average Non-CEO NEOs	PEO	Average Non-CEO NEOs
Fair values at vest date for awards granted and vested in current year	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$4,244,626	$1,366,680	$1,094,592	$186,206	$(1,403,339)	$(404,586)	$447,375	$202,639	$(10,829)	$(17,029)
Forfeitures during current year equal to prior year-end fair value	$—	$(504,640)	$—	$—	$—	$—	$—	$—	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

Total Adjustments for Equity Awards	$8,796,620	$808,999	$7,171,864	$1,741,284	$(8,001,725)	$(2,050,963)	$3,982,161	$1,084,607	$540,190	$(73,488)
Compensation Actually Paid (as calculated)	$18,440,394	$4,927,417	$11,843,191	$4,616,893	$(2,256,931)	$(53,411)	$11,523,096	$3,116,021	$5,589,212	$1,380,032

(3a) The following summarizes the valuation assumptions used for stock option awards included as part of Compensation Actually Paid:

•	Expected life of each stock option is based on the “simplified method” using an average of the remaining vest and remaining term, as of the vest/FYE date.

•	Strike price is based on each grant date closing price and asset price is based on each vest/FYE closing price.

•	Risk free rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the vest/FYE date.

•	Historical volatility is based on daily price history for each expected life (years) prior to each vest/FYE date. Closing prices provided by S&P Capital IQ are adjusted for dividends and splits.

•	Represents annual dividend yield on each vest/FYE date.
(3b) The following table illustrates the valuation
assumptions
as of the vesting date for awards that vested in each of 2024, 2023, 2022, 2021, 2020

	For Stock Options Vesting in						For Restricted Share and Restricted Stock Units Vesting in
	2024	2023	2022	2021	2020		2021	2020
Expected volatility	62.03% - 71.97%	67.42% - 76.20%	68.94% - 76.55%	66.41% - 74.18%	66.60% - 73.37%
Expected dividend yield	0%	0%	0%	0%	0%	Weighted Average Fair Value at vesting	$17.53	$14.14
Expected term, in years	3.0 - 4.5 years	2.8 - 4.5 years	3.1 - 4.6 years	3.0 - 4.6 years	3.0 - 4.8 years
Risk-free interest rate	3.43% - 4.83%	3.48% - 5.01%	0.97% - 4.56%	0.17% - 1.27%	0.11% - 1.69%

(4) Non-PEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2024: Peter Silverman, Greg Perry, Andrew Joe, Fabian Zohren
2023: Hui Liu, Peter Silverman, Andrew Joe, Greg Perry
2022: Hui Liu, Peter Silverman, Andrew Joe
2021: Hui Liu, Peter Silverman
2020: Hui Liu, Peter Silverman

Named Executive Officers, Footnote
(4) Non-PEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2024: Peter Silverman, Greg Perry, Andrew Joe, Fabian Zohren
2023: Hui Liu, Peter Silverman, Andrew Joe, Greg Perry
2022: Hui Liu, Peter Silverman, Andrew Joe
2021: Hui Liu, Peter Silverman
2020: Hui Liu, Peter Silverman

PEO Total Compensation Amount	$ 9,643,774	$ 4,671,327	$ 5,744,794	$ 7,540,935	$ 5,049,022
PEO Actually Paid Compensation Amount	$ 18,440,394	11,843,191	(2,256,931)	11,523,096	5,589,212
Adjustment To PEO Compensation, Footnote

	2024		2023		2022		2021		2020
	PEO	Average Non-CEO NEOs	PEO	Average Non-CEO NEOs	PEO	Average Non-CEO NEOs	PEO	Average Non-CEO NEOs	PEO	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$9,643,774	$4,118,418	$4,671,327	$2,875,609	$5,744,794	$1,997,552	$7,540,935	$2,031,414	$5,049,022	$1,453,520
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Amount added for current year service cost	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Amount added for prior service cost impacting current year	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

Total Adjustments for Pension	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(8,403,120)	$(3,517,770)	$(3,556,800)	$(2,244,060)	$(4,791,732)	$(1,367,010)	$(6,550,400)	$(1,389,468)	$(4,062,203)	$(840,427)
Year-end fair value of unvested awards granted in the current year	$9,678,636	$2,553,811	$7,479,906	$3,359,964	$2,381,092	$669,935	$7,516,254	$1,531,846	$4,598,303	$654,243
Change in Fair Value for Awards Granted During Any Prior Fiscal Year that were Outstanding and Unvested as of Fiscal Year-End	$3,276,478	$910,919	$2,154,165	$439,173	$(4,187,745)	$(949,302)	$2,568,931	$739,590	$14,919	$129,725

	2024		2023		2022		2021		2020
	PEO	Average Non-CEO NEOs	PEO	Average Non-CEO NEOs	PEO	Average Non-CEO NEOs	PEO	Average Non-CEO NEOs	PEO	Average Non-CEO NEOs
Fair values at vest date for awards granted and vested in current year	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$4,244,626	$1,366,680	$1,094,592	$186,206	$(1,403,339)	$(404,586)	$447,375	$202,639	$(10,829)	$(17,029)
Forfeitures during current year equal to prior year-end fair value	$—	$(504,640)	$—	$—	$—	$—	$—	$—	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

Total Adjustments for Equity Awards	$8,796,620	$808,999	$7,171,864	$1,741,284	$(8,001,725)	$(2,050,963)	$3,982,161	$1,084,607	$540,190	$(73,488)
Compensation Actually Paid (as calculated)	$18,440,394	$4,927,417	$11,843,191	$4,616,893	$(2,256,931)	$(53,411)	$11,523,096	$3,116,021	$5,589,212	$1,380,032

Non-PEO NEO Average Total Compensation Amount	$ 4,118,418	2,875,609	1,997,552	2,031,414	1,453,520
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,927,417	4,616,893	(53,411)	3,116,021	1,380,032
Adjustment to Non-PEO NEO Compensation Footnote

	2024		2023		2022		2021		2020
	PEO	Average Non-CEO NEOs	PEO	Average Non-CEO NEOs	PEO	Average Non-CEO NEOs	PEO	Average Non-CEO NEOs	PEO	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$9,643,774	$4,118,418	$4,671,327	$2,875,609	$5,744,794	$1,997,552	$7,540,935	$2,031,414	$5,049,022	$1,453,520
Adjustments for Pension
Adjustment Summary Compensation Table Pension	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Amount added for current year service cost	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Amount added for prior service cost impacting current year	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

Total Adjustments for Pension	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(8,403,120)	$(3,517,770)	$(3,556,800)	$(2,244,060)	$(4,791,732)	$(1,367,010)	$(6,550,400)	$(1,389,468)	$(4,062,203)	$(840,427)
Year-end fair value of unvested awards granted in the current year	$9,678,636	$2,553,811	$7,479,906	$3,359,964	$2,381,092	$669,935	$7,516,254	$1,531,846	$4,598,303	$654,243
Change in Fair Value for Awards Granted During Any Prior Fiscal Year that were Outstanding and Unvested as of Fiscal Year-End	$3,276,478	$910,919	$2,154,165	$439,173	$(4,187,745)	$(949,302)	$2,568,931	$739,590	$14,919	$129,725

	2024		2023		2022		2021		2020
	PEO	Average Non-CEO NEOs	PEO	Average Non-CEO NEOs	PEO	Average Non-CEO NEOs	PEO	Average Non-CEO NEOs	PEO	Average Non-CEO NEOs
Fair values at vest date for awards granted and vested in current year	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$4,244,626	$1,366,680	$1,094,592	$186,206	$(1,403,339)	$(404,586)	$447,375	$202,639	$(10,829)	$(17,029)
Forfeitures during current year equal to prior year-end fair value	$—	$(504,640)	$—	$—	$—	$—	$—	$—	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

Total Adjustments for Equity Awards	$8,796,620	$808,999	$7,171,864	$1,741,284	$(8,001,725)	$(2,050,963)	$3,982,161	$1,084,607	$540,190	$(73,488)
Compensation Actually Paid (as calculated)	$18,440,394	$4,927,417	$11,843,191	$4,616,893	$(2,256,931)	$(53,411)	$11,523,096	$3,116,021	$5,589,212	$1,380,032

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 298.65	195.31	109.87	225.85	124.5
Peer Group Total Shareholder Return Amount	118.2	118.87	113.65	126.45	126.42
Net Income (Loss)	$ (215,300,000)	$ (154,900,000)	$ (131,200,000)	$ (66,800,000)	$ (85,500,000)
PEO Name	Sven (Bill) Ante Lundberg
Stock Options Vesting Expected Volatility Maximum	71.97%	76.20%	76.55%	74.18%	73.37%
Stock Options Vesting Expected Volatility Minimum	62.03%	67.42%	68.94%	66.41%	66.60%
Stock Options Vesting Expected Dividend Yield	0.00%	0.00%	0.00%	0.00%	0.00%
Stock Options Vesting Expected Term In Years Maximum	4 years 6 months	4 years 6 months	4 years 7 months 6 days	4 years 7 months 6 days	4 years 9 months 18 days
Stock Options Vesting Expected Term In Years Minimum	3 years	2 years 9 months 18 days	3 years 1 month 6 days	3 years	3 years
Stock Options Vesting RiskFree Interest Rate Maximum	4.83%	5.01%	4.56%	1.27%	1.69%
Stock Options Vesting RiskFree Interest Rate Minimum	3.43%	3.48%	0.97%	0.17%	0.11%
Restricted Share And Restricted Stock Units Vesting Weighted Average Fair Value At Vesting				$ 17.53	$ 14.14
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,796,620	7,171,864	(8,001,725)	3,982,161	540,190
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,403,120)	(3,556,800)	(4,791,732)	(6,550,400)	(4,062,203)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,678,636	7,479,906	2,381,092	7,516,254	4,598,303
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,276,478	2,154,165	(4,187,745)	2,568,931	14,919
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,244,626	1,094,592	(1,403,339)	447,375	(10,829)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	808,999	1,741,284	(2,050,963)	1,084,607	(73,488)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,517,770)	(2,244,060)	(1,367,010)	(1,389,468)	(840,427)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,553,811	3,359,964	669,935	1,531,846	654,243
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	910,919	439,173	(949,302)	739,590	129,725
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,366,680	186,206	(404,586)	202,639	(17,029)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(504,640)	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0